Acquisitions - Sapphire Medial Clinics Limited (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Acquisitions
Contingent consideration payable		$ 29,109	$ 37,994	$ 1,898
Cash outflow, net of cash acquired		133,983	$ 37,820
Sapphire Medial Clinics Limited
Acquisitions
Contingent consideration payable		$ 3,895
Sapphire Medial Clinics Limited | Curaleaf International Limited
Acquisitions
Cash	$ 45
Accounts receivable, net	139
Prepaid expenses and other current assets	36
Other assets	40
Licenses	17,181
Deferred tax liabilities	(3,264)
Liabilities assumed	(5,417)
Net assets acquired	8,760
Cash consideration, net of working capital adjustments	6,689
Contingent consideration payable	2,071
Total consideration	8,760
Cash outflow, net of cash acquired	$ 6,643